Leases under ASC 842 (Tables)	3 Months Ended
Mar. 31, 2026
Leases Under Asc 842
Schedule of weighted-average remaining lease term and discount rate

March 31, 2026
Weighted-average remaining lease term	1 year
Weighted-average discount rate	8.6%

Schedule of annual undiscounted cash flows of leases

Years Ended December 31,
2026	$32,540
2027	14,735
Less imputed interest	(2,314)
Total	$44,961